Financial instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 9,179	$ 6,775	[1]	$ 11,412
Investments in equity shares and funds	3,574	3,298	[1]
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	9,179	6,775
Investments in equity shares and funds	167	222
Other investments, including loans	1,474	2,275
Trade and other financial receivables	2,908	2,765
Derivatives related to net debt	0	2
Trade and other financial payables	(6,175)	(6,485)
Derivatives related to net debt	(664)	(692)
Fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	90	67
Forward, option and embedded derivatives contracts	(27)	(92)
Fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(104)	(189)
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,724	4,050
Investments in equity shares and funds	0	0
Other investments, including loans	42	28
Trade and other financial receivables	1,653	1,441
Derivatives related to net debt	0	0
Trade and other financial payables	(6,103)	(6,455)
Derivatives related to net debt	0	0
Not held at fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	0	0
Not held at fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	2,455	2,725
Investments in equity shares and funds	86	147
Other investments, including loans	1,232	2,018
Trade and other financial receivables	13	18
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Level 1 | Fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	0	0
Level 1 | Fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Level 2 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,242	1,306
Derivatives related to net debt	0	2
Trade and other financial payables	(72)	(30)
Derivatives related to net debt	(664)	(692)
Level 2 | Fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	18	16
Forward, option and embedded derivatives contracts	(12)	(57)
Level 2 | Fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	81	75
Other investments, including loans	200	229
Trade and other financial receivables	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Level 3 | Fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	72	51
Forward, option and embedded derivatives contracts	(15)	(35)
Level 3 | Fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	$ (104)	$ (189)

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.